15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	0	250,000	0
Value of shares issued for mineral property acquisitions	$ 0	$ 73,618	$ 0